Goodwill and Intangible Assets	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
Goodwill and Indefinite-Lived Intangible Assets
During the six months ended June 30, 2024, the carrying amount of goodwill changed as a result of the adjustments during the measurement period of the acquisition described in Note 3 Business Combinations above and foreign currency adjustments. There were no changes to the carrying amount of indefinite-lived intangible assets during the periods presented. As of both June 30, 2024 and December 31, 2023, the carrying amount of indefinite-lived intangible assets was $35,997.
Finite-Lived Intangible Assets
The components of finite-lived intangible assets are:

	June 30, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationships	$10,514	(10,514)	$—
Patent and developed technology	37,317	(32,006)	5,311
Student base (Childcare)	4,000	(500)	3,500
Franchise relationships	1,700	(85)	1,615
Brands	1,600	(80)	1,520
Tradenames	573	(299)	274
Content	450	(45)	405
Non-compete agreements	54	(29)	25
	$56,208	$(43,558)	$12,650

	December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationships	$10,514	$(10,514)	$—
Patent and developed technology	37,323	(30,023)	7,300
Student base (Childcare)	4,000	—	4,000
Franchise relationships	1,700	—	1,700
Brands	1,600	—	1,600
Tradenames	576	(207)	369
Content	450	—	450
Non-compete agreements	54	(20)	34
	$56,217	$(40,764)	$15,453
No impairments of finite-lived intangible assets were identified during the six months ended June 30, 2024 and 2023. During the six months ended June 30, 2024 and 2023, intangible assets amortization expense was $2,799 and $2,156, respectively, which was entirely included in cost of sales on the Company’s consolidated statement of operations.